REVERSE RECAPITALIZATION - Reconciliation of net contributions from reverse recapitalization (Details) - USD ($)		3 Months Ended
	Feb. 24, 2026	Feb. 28, 2026
Reconciliation of cash assumed on reverse recapitalization
Cash assumed on reverse recapitalization		$ 1,939,457
Eagle Energy | SVII and Eagle Energy Nuclear Corp
ACQUISITION OF OREGON ENERGY
Cash	$ 4,894,595
Less: transaction costs	(2,916,782)
Proceeds from the reverse recapitalization	1,977,813
Net liabilities assumed by the Company:
Prepaid expenses	24,284
Accounts payable and accrued liabilities	(10,913)
Promissory notes payable	(2,422,133)
Net assets (liabilities)	(2,408,762)
Add: conversion of promissory notes to warrants	2,422,133
Net contributions from reverse recapitalization	1,991,184
Reconciliation of cash assumed on reverse recapitalization
Proceeds from the reverse recapitalization	1,977,813
Add: transaction costs not paid from de-SPAC proceeds	48,689
Less: Cash disbursed for prepaid expenses from de-SPAC proceeds	(87,045)
Cash assumed on reverse recapitalization	$ 1,939,457